Operating Assets and Liabilities	12 Months Ended
Dec. 31, 2024
Operating Assets and Liabilities
Operating Assets and Liabilities

Section 3 – Operating Assets and Liabilities

This section covers the operating assets and related liabilities that form the basis for Genmab’s activities. Deferred tax assets and liabilities are included in Note 2.4. Assets related to Genmab’s financing activities are shown in section 4.

3.1 – Other Intangible Assets and Goodwill

Intangible Assets

The increase in the gross carrying value of other intangible assets during 2024 was primarily due to the addition of DKK 10,577 million of in-process research and development (IPR&D) and DKK 1,243 million of a technology platform asset from the ProfoundBio acquisition. The technology platform asset is being amortized over its estimated useful life of 15 years. Refer to Note 5.5 for additional details.

(DKK million)	Goodwill	Licenses and Patents	Technology Platform	Acquired IPR&D	Total Intangible Assets

2024
Cost at the beginning of the year	-	901	-	-	901
Additions during the year	2,436	163	1,243	10,577	14,419
Effect of exchange rate adjustment	99	-	44	369	512
Cost at the end of the year	2,535	1,064	1,287	10,946	15,832
Amortization and impairment losses at the beginning of the year	-	800	-	-	800
Amortization for the year	-	25	53	-	78
Impairment losses for the year	-	76	-	-	76
Amortization and impairment losses at the end of the year	-	901	53	-	954
Carrying amount at the end of the year	2,535	163	1,234	10,946	14,878

2023
Cost at the beginning of the year	-	891	-	-	891
Additions during the year	-	10	-	-	10
Cost at the end of the year	-	901	-	-	901
Amortization and impairment losses at the beginning of the year	-	745	-	-	745
Amortization for the year	-	55	-	-	55
Amortization and impairment losses at the end of the year	-	800	-	-	800
Carrying amount at the end of the year	-	101	-	-	101

Impairment losses for the year related to licenses and patents, which were not material, were recorded in Research and development expenses in the Consolidated Statements of Comprehensive Income.

Amortization expense was DKK 78 million, DKK 55 million, and DKK 108 million for 2024, 2023 and 2022, respectively, which was recorded in Research and development expenses in the Consolidated Statements of Comprehensive Income.

Goodwill

The carrying amount of goodwill was DKK 2,535 million as of December 31, 2024, due to the acquisition of ProfoundBio (refer to Note 5.5). No impairment of goodwill was recognized in 2024 as the annual impairment test showed that the estimated recoverable amount exceeded the carrying amount of the single cash-generating unit (CGU) to which all of Genmab’s goodwill was allocated. There was no goodwill balance as of December 31, 2023.

ACCOUNTING POLICIES

Research and Development Projects

Internal and subcontracted research costs are charged in full to research and development expenses in the Consolidated Statements of Comprehensive Income in the period in which they are incurred. Development costs are also expensed until regulatory approval is obtained or is probable. Genmab has no internally generated intangible assets from development, as the criteria for recognition of an intangible asset are not met.

Genmab acquires licenses and rights primarily to gain access to targets and technologies identified by third parties. Payments to third parties under collaboration and license agreements are assessed to determine whether such payments should be expensed as incurred as research and development expenses or capitalized as an intangible asset. Licenses and rights that meet the criteria for capitalization as intangible assets are measured at cost less accumulated amortization and any impairment losses. Milestone payments related to capitalized licenses and rights are accounted for as an increase in the cost to acquire licenses and rights.

For acquired research and development projects, and intellectual property rights, including acquisition in a business combination, the likelihood of obtaining future commercial sales is reflected in the cost of the asset, and thus the probability recognition criteria is always considered to be satisfied. As the cost of acquired research and development projects can often be measured reliably, these projects fulfil the capitalization criteria as intangible assets on acquisition.  Development costs incurred subsequent to acquisition are treated consistently with internal project development costs.

Goodwill

Goodwill represents the excess of purchase price over the fair value of net identifiable assets acquired and liabilities assumed in a business combination accounted for by the acquisition method of accounting. Goodwill is allocated to each of the group’s CGU (or groups of CGUs) expected to benefit from the synergies of the combination. Genmab consists of one single CGU which represents its single operating segment.

RECOGNITION AND MEASUREMENT

Intangible assets are initially measured at cost and are subsequently measured at cost less any accumulated amortization and any impairment loss. Goodwill is not amortized but is subject to impairment testing.

For intellectual property rights acquired for research and development projects, upfront fees and acquisition costs are capitalized as the historical cost. Subsequent milestone payments payable on achievement of a contingent event will be capitalized when the contingent event being achieved is probable. Intangible assets acquired in a business combination are recognized at fair value at the acquisition date.

Amortization

Intangible assets with definite useful lives are amortized based on the straight-line method over their estimated useful lives. This corresponds to the legal duration or the economic useful life depending on which is shorter. The amortization of intellectual property rights, including IPR&D, commences after regulatory approval has been obtained or when assets are put in use.

Impairment

Goodwill and intangible assets not yet available for use (IPR&D) are tested for impairment when indicators of impairment exist. However, they are tested at least annually, irrespective of whether there is any indication that they may be impaired.

If circumstances or changes in Genmab’s operations indicate that the carrying amount of Goodwill, IPR&D or definite-lived intangible assets may not be recoverable, management performs an impairment test of the asset for impairment.

Amortization, impairment losses, and gains or losses on the disposal of other intangible assets related to licenses and rights are recognized in Consolidated Statements of Comprehensive Income as research and development expenses.

MANAGEMENT’S JUDGMENTS AND ESTIMATES

Impairment Assessment of Goodwill and Other Intangible Assets

CGUs to which goodwill has been allocated are tested for impairment at least annually, or more frequently when there is an indication that the unit may be impaired by assessing qualitative factors or performing a quantitative analysis. Goodwill is monitored for impairment at the operating segment level, which is the lowest level CGU to which goodwill is allocated and monitored by Management. Goodwill impairment tests are based on management’s estimate of recoverable amount determined as the greater of the fair value less cost to sell, or its value in use. Value in use is calculated based on a multiple applied on steady earnings from operations before tax generated from the CGU. If the carrying amount of goodwill exceeds the recoverable amount, any impairment is measured as the difference between the recoverable amount and the carrying amount. Any impairment is first allocated to reduce the carrying amount of goodwill and any exceeding amount is allocated pro-rata to Genmab’s other assets in the CGU in the scope of IAS 36 but not less than their recoverable amount. An impairment loss is recognized in the Consolidated Statements of Comprehensive Income when the impairment is identified. Impairments of goodwill are prohibited from future reversals.

As permitted under IAS 36 (Impairment of Assets), use of a short-cut quantitative impairment test may be relied on if conservative assumptions are utilized which would result in an underestimation of the recoverable amount. By applying a multiple of four on the previous twelve consecutive months operating profit before tax the estimated recoverable amount is higher than the carrying amount of the CGU. It is management’s assessment that a multiple of four is a conservative assumption compared to market observations. The operating profit before tax for the previous twelve consecutive months is based on recurring earnings and is considered a conservative measure of earnings for the next four years compared to the budget and forecast prepared by the Group. Thus, management has concluded that there is no impairment on goodwill. As Genmab has a single CGU with a quoted market price of the entire Group (level 1 observable input), a high-level comparison between Genmab’s market capitalization and the recoverable amount was also performed to reaffirm the reasonableness of the short-cut approach to estimate recoverable amount. The carrying amount of the single CGU includes Genmab’s net assets, less cash and marketable securities as returns on such balances are not included in operating profit before tax and therefore are not included in the recoverable amount either.

The basis for the review of IPR&D impairment is also the recoverable amount. If the carrying amount of an intangible asset is greater than the recoverable amount, the intangible asset is written down to the recoverable amount. An impairment loss is recognized in the Consolidated Statements of Comprehensive Income when the impairment is identified. Impairments on intangible assets are reviewed at each reporting date for possible reversal.

Factors considered material that could trigger an impairment test include the following:

• Development of a competing drug

• Realized sales trending below predicted sales

• Inconsistent or unfavorable clinical readouts

• Changes in the legal framework covering patents, rights, and licenses

• Advances in medicine and/or technology that affect the medical treatments

• Adverse impact on reputation and/or brand names

3.2 – Property and Equipment

(DKK million)	Leasehold improvements	Equipment, furniture and fixtures	Assets under construction	Total property and equipment

2024
Cost at January 1	684	908	39	1,631
Additions for the year	5	81	116	202
Acquisitions through business combinations	11	41	-	52
Transfers between the classes	10	38	(48)	-
Disposals for the year	(5)	(86)	(4)	(95)
Exchange rate adjustment	16	9	-	25

Cost at December 31	721	991	103	1,815

Accumulated depreciation and impairment at January 1	(194)	(482)	-	(676)
Depreciation for the year	(75)	(158)	-	(233)
Exchange rate adjustment	(7)	(4)	-	(11)
Accumulated depreciation on disposals	5	78	-	83
Accumulated depreciation and impairment at December 31	(271)	(566)	-	(837)
				.
Carrying amount at December 31	450	425	103	978

	Leasehold improvements	Equipment, furniture and fixtures	Assets under construction	Total property and equipment
(DKK million)
2023
Cost at January 1	412	649	233	1,294
Additions for the year	6	129	222	357
Transfers between the classes	276	134	(410)	-
Disposals for the year	-	-	(6)	(6)
Exchange rate adjustment	(10)	(4)	-	(14)

Cost at December 31	684	908	39	1,631

Accumulated depreciation and impairment at January 1	(132)	(363)	-	(495)
Depreciation for the year	(64)	(121)	-	(185)
Exchange rate adjustment	2	2	-	4
Accumulated depreciation and impairment at December 31	(194)	(482)	-	(676)
				.
Carrying amount at December 31	490	426	39	955

		2024	2023	2022
(DKK million)
Depreciation and impairment included in the income statement as follows:
Research and development expenses		197	140	108
Selling, general and administrative expenses		36	45	38

Total		233	185	146

Capital expenditures in 2024 were primarily related to the expansion Genmab’s facilities in the United States and Japan. Capital expenditures in 2023 were primarily related to the expansion of our facilities in the Netherlands and our new headquarters in Denmark.

ACCOUNTING POLICIES

Property and equipment is comprised of leasehold improvements, assets under construction, and equipment, furniture, and fixtures, which are measured at cost less accumulated depreciation and any impairment losses.

The cost is comprised of the acquisition price and direct costs related to the acquisition until the asset is ready for use. Costs include direct costs and costs to subcontractors.

DEPRECIATION

Depreciation is calculated on a straight-line basis to allocate the cost of the assets, net of any residual value, over the estimated useful lives, which are as follows:

Equipment, furniture, and fixtures	3-5 years
Leasehold improvements	15 years or the lease term, if shorter

Depreciation commences when the asset is available for use, including when it is in the location and condition necessary for it to be capable of operating in the manner intended by management. The useful lives and residual values are reviewed and adjusted if appropriate on a yearly basis. Assets under construction are not depreciated.

IMPAIRMENT

If circumstances or changes in Genmab’s operations indicate that the carrying amount of property and equipment may not be recoverable, management performs an impairment test of the asset.

The basis for the performance of an impairment test is the recoverable amount of the asset, determined as the greater of the fair value less cost to sell or its value in use. Value in use is calculated as the net present value of future cash inflow expected to be generated from the asset.

If the carrying amount of an asset is greater than the recoverable amount, the asset is written down to the recoverable amount. An impairment loss is recognized in the Consolidated Statements of Comprehensive Income when the impairment is identified.

3.3 - Leases

Genmab has entered into lease agreements with respect to office and laboratory space, vehicles, and IT equipment. The expense, lease liability, and right-of-use assets balances related to vehicles and IT equipment are immaterial. The leases are non-cancellable over various periods through 2038.

(DKK million)	2024	2023	2022

Right-of-use assets
Balance at January 1	686	523	354
Additions to right-of-use assets[1]	329	250	243
Depreciation charge for the year	(102)	(87)	(74)

Balance at December 31	913	686	523

Lease liabilities
Current	92	90	74
Non-current	937	680	523

Total at December 31	1,029	770	597

(1) Additions to right-of-use assets also includes modifications to existing leases and adjustments to the provisions for contractual restoration obligations related to leases of Genmab offices.

Cash outflow for lease payments	96	115	88

Variable lease payments, short-term lease expense, lease interest expense, low-value assets, and sublease income are immaterial.

Future minimum payments under leases are as follows:

(DKK million)	2024	2023	2022

Payment due
Less than 1 year	127	106	89
1 to 3 years	284	199	167
More than 3 years but less than 5 years	281	183	136
More than 5 years	553	412	271

Total at December 31	1,245	900	663

ACCOUNTING POLICIES

All leases are recognized in the Consolidated Balance Sheets as a right-of-use (ROU) asset with a corresponding lease liability, except for short-term leases in which the term is 12 months or less, or low-value leases.

ROU assets represent Genmab’s right to use an underlying asset for the lease term and lease liabilities represent Genmab’s obligation to make lease payments arising from the lease. The ROU asset is depreciated over the shorter of the asset’s useful life or the lease term on a straight-line basis. In the Consolidated Statements of Comprehensive Income, depreciation of the ROU asset is recognized over the lease term in operating expenses and interest expenses related to the lease liability are classified in financial items.

Genmab determines if an arrangement is a lease at inception. Genmab leases various properties, vehicles, and IT equipment. Rental contracts are typically made for fixed periods. Lease terms are negotiated on an individual basis and contain a wide range of terms and conditions.

Assets and liabilities arising from a lease are initially measured on a present value basis. Lease liabilities include the net present value of fixed payments, less any lease incentives receivable. As Genmab’s leases generally do not provide an implicit interest rate, Genmab uses an incremental borrowing rate based on the information available at the commencement date of the lease in determining the present value of lease payments. Lease terms utilized by Genmab may include options to extend or terminate the lease when it is reasonably certain that Genmab will exercise that option. In determining the lease term, management considers all facts and circumstances that create an economic incentive to exercise an extension option, or not exercise a termination option. Extension options (or periods after termination options) are only included in the lease term if the lease is reasonably certain to be extended.

ROU assets are measured at cost and include the amount of the initial measurement of the lease liability, any lease payments made at or before the commencement date less any lease incentives received, any initial direct costs, and restoration costs.

Payments associated with short-term leases and leases of low-value assets are recognized on a straight-line basis as an expense in the Consolidated Statements of Comprehensive Income.

3.4 - Other Investments

(DKK million)	2024	2023

Publicly traded equity securities	38	47
Fund investments	176	87
Privately held equity securities	14	-

Total at December 31	228	134

Other investments includes strategic investments in publicly traded common stock of companies, including common stock of companies with whom Genmab has entered into collaboration arrangements, investments in certain investment funds, as well as investments in shares of privately held companies.

ACCOUNTING POLICIES

Other investments are measured on initial recognition at fair value, and subsequently at fair value. Changes in fair value are recognized in the Consolidated Statements of Comprehensive Income within financial income or expense.

Other investments primarily consist of investments in certain strategic investment funds. Genmab’s share of the fair value of these fund investments is determined based on the valuation of the underlying investments included in the fund. Investments in publicly traded equity securities included in these strategic investment funds are valued based at the most recent sale price or official closing price reported on the exchange or over-the-counter market on which they trade, while investments in non-publicly traded equity securities are based on other factors, including but not limited to, type of the security, the size of the holding, the initial cost of the security, the price and extent of public trading in similar securities of the comparable companies, an analysis of the company's or issuer's financial statements and with respect to debt securities, the maturity and creditworthiness. As such, these fund investments have been characterized as Level 3 investments as fair values are based on significant unobservable inputs.

3.5 – Inventories

(DKK million)	2024	2023

Raw materials	4	14
Work in progress	-	-
Finished goods	79	59
Total inventories (gross) at December 31	83	73

Allowances at year end	(21)	(16)

Total inventories (net) at December 31	62	57

In 2024 and 2023, allowances related to write downs of excess and obsolete inventories were immaterial and recognized as expense within cost of product sales in the Consolidated Statements of Comprehensive Income.

Inventory write down in 2023 pertaining to pre-launch inventories of EPKINLY was also immaterial. The write down was recorded as research and development expense in Genmab’s Consolidated Statements of Comprehensive Income and was subsequently reversed upon receiving U.S. FDA approval during the second quarter of 2023.

ACCOUNTING POLICIES

Inventories are measured at the lower of cost and net realizable value with costs determined on a first-in, first-out basis. Costs comprise direct and indirect costs relating to the manufacture of inventory mainly from third-party providers of manufacturing as well as costs related to internal resources and distribution and logistics. Genmab assesses the recoverability of capitalized inventories during each reporting period and will write down excess or obsolete inventories to their net realizable value in the period in which the impairment is identified. Write downs of inventory are included within Cost of product sales in the Consolidated Statements of Comprehensive Income.

Included in inventories are materials with the intended purpose of being made available for sale. If the materials are later used in the production of clinical products, the materials are charged to research and development expense when shipped to the clinical packaging site. Materials ordered exclusively to be used in Genmab’s research and development process (e.g., early research/clinical trials) are immediately expensed to research and development based on the relevant shipping terms (FOB destination/shipping point).

Inventory manufactured prior to regulatory approval of a product (prelaunch inventory) is written down to its net realizable value (that is the probable amount expected to be realized from its sale or use at the time of production). The amount of this write down is recognized in the Consolidated Statements of Comprehensive Income as research and development expenses. Once there is a high probability of regulatory approval being obtained for the product, inventory costs begin to be capitalized. Additionally, the write-down is reversed, up to no more than the original cost. The reversal of the write-down is recognized as a reduction to research and development expenses in the Consolidated Statements of Comprehensive Income.

3.6 – Receivables

(DKK million)	2024	2023

Receivables related to collaboration agreements	5,434	4,148
Prepayments	256	241
Trade receivables related to product sales	466	184
Interest receivables	133	150
Other receivables	353	286
Total at December 31	6,642	5,009

Non-current receivables	52	62
Current receivables	6,590	4,947

Total at December 31	6,642	5,009

During 2024 and 2023, there were no losses related to receivables and the credit risk on receivables is considered to be limited. The provision for expected credit losses was zero given that there have been no credit losses over the last three years and the limited credit risk due to high-quality nature with high credit ratings (top tier life science companies and major distributors) of Genmab’s customers are not likely to result in future default risk.

The receivables are mainly comprised of royalties, trade receivables, milestones and amounts due under collaboration agreements and are non-interest bearing receivables which are due less than one year from the balance sheet date.

Refer to Note 4.2 for additional information about interest receivables and related credit risk.

ACCOUNTING POLICIES

Initially, trade receivables are designated as financial assets measured at transaction price and other receivables are measured at fair value. Subsequently receivables are measured in the balance sheet at amortized cost, which generally corresponds to nominal value less expected credit losses.

Accounts receivable arising from product sales consists of amounts due from customers, net of customer allowances for chargebacks, cash and other discounts and estimated credit losses. Genmab’s contracts with customers have initial payment terms that range from 30 to 180 days.

Genmab utilizes a simplified approach to measuring expected credit losses and uses a lifetime expected loss allowance for all receivables. To measure the expected credit losses, receivables have been grouped based on credit risk characteristics and the days past due.

Prepayments include expenditures related to a future financial period. Prepayments are measured at nominal value.

3.7 – Contract Liabilities

Genmab has recognized the following liabilities related to the AbbVie collaboration agreement.

(DKK million)	2024	2023

Contract liabilities at January 1	513	513
Payment received	-	-
Revenue recognized during the year	(9)	-

Total at December 31	504	513

Non-current contract liabilities	480	480
Current contract liabilities	24	33

Total at December 31	504	513

Contract liabilities were recognized in connection with the AbbVie collaboration agreement. An upfront payment of USD 750 million (DKK 4,911 million) was received in July 2020 of which DKK 4,398 million was recognized as license revenue during 2020.

The revenue deferred at the initiation of the AbbVie agreement in June 2020 related to four product concepts to be identified and subject to a research agreement to be negotiated between Genmab and AbbVie.

During the first quarter of 2022, Genmab and AbbVie entered into the aforementioned research agreement that governs the research and development activities in regard to the product concepts.

As part of the continued evaluation of contract liabilities related to the AbbVie collaboration agreement, Genmab’s classification of contract liabilities reflects the current estimate of co-development activities as of December 31, 2024. Contract liabilities have been recognized as reimbursement revenue during the second half of 2024.

Refer to Note 5.6 for additional information related to the AbbVie collaboration.

3.8 – Other Payables

(DKK million)	2024	2023

Liabilities related to collaboration agreements	275	145
Staff cost liabilities	720	637
Accounts payable	644	330
Other liabilities	1,873	1,230

Total at December 31	3,512	2,342

Non-current other payables	30	35
Current other payables	3,482	2,307

Total at December 31	3,512	2,342

ACCOUNTING POLICIES

Other payables, excluding provisions, are initially measured at fair value and subsequently measured in the balance sheet at amortized cost.

The current other payables are comprised of liabilities that are due less than one year from the balance sheet date and are in general not interest bearing and settled on an ongoing basis during the next financial year.

Non-current payables are measured at the present value of the expenditures expected to be required to settle the obligation using a pre-tax discount rate that reflects current market assessments of the time value of money and the risks specific to the obligation. The increase in the liability due to passage of time is recognized as interest expense.

ACCOUNTS PAYABLE

Accounts payable are measured in the Consolidated Balance Sheets at amortized cost.

OTHER LIABILITIES

Other liabilities primarily include accrued expenses related to our research and development project costs and are measured in the Consolidated Balance Sheets at amortized cost.

Refer to Note 2.3 for accounting policies related to staff costs.